Related party transactions (Tables)	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions Table [Text Block]	Balances with related parties include:
	As of March 31,
	2013	2014
	US$	US$

Accounts payable for product development expense	14,709	—